COMMITMENTS AND CONTINGENCIES	6 Months Ended
Mar. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
14.
COMMITMENTS AND CONTINGENCIES
(a)
Purchase Commitments

As of March 31, 2023, the Group’s did not have commitments related to leasehold improvements and installation of equipment.

(b)
Contingencies

The Group is subject to periodic legal or administrative proceedings in the ordinary course of business. The Group does not believe that any currently pending legal or administrative proceeding to which the Group is a party will have a material effect on its business or financial condition.